SUPERIOR
                                  PERFORMANCE

[GRAPHIC:  Full-length photo of Art Bonnel (left side of flyer)]

                            -------------------------
                                     35.22%
                            SINCE INCEPTION 10/17/96
                            -------------------------
                                     21.11%
                                    ONE YEAR
                            -------------------------
                             AVERAGE ANNUAL RETURNS
                                  AS OF 9/30/96

                             THE BONNEL GROWTH FUND

[GRAPHIC:  United Services Family of Funds Logo]

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Past  performance  does not guarantee  future  results.  Investment  returns and principal  value  will  fluctuate.  You may have a gain or a loss  when you sell
shares.   For  more   information,   including   charges  and   expenses,   call
1-800-4-BONNEL. Please read the prospectus carefully before investing.    SAB419